Inventories	12 Months Ended
Jun. 30, 2022
Inventories
Inventories

21 Inventories

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Finished goods	1,491,328	1,186,810
Low-value consumables	4,733	1,285
	1,496,061	1,188,095

(a)  The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,178,145	6,632,530	6,915,713
Write-down/(reversal of write-down) of inventories	68,343	(51,074)	(44,737)
Cost of inventories recognized in consolidated statements of profit or loss	6,246,488	6,581,456	6,870,976